Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

a.	Convertible Notes:

Details of the Company’s convertible notes issued to our affiliate Jelco Delta Holding Corp., or Jelco are discussed in Note 4 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 annual report on Form 20-F filed with the SEC on March 05, 2020.

March 12, 2015 - $4,000 Convertible Note (First Jelco Note)

As of June 30, 2020, $3,800 was outstanding under the First Jelco Note.

September 27, 2017 - $13,750 Convertible Note (Third Jelco Note)

As of June 30, 2020, $13,750 was outstanding under the Third Jelco Note.

The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	1,138	1,138
Balance, June 30, 2019	17,750	(14,389)	4,739	8,100
Amortization (Note 12)	-	-	1,062	1,062
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 12)	-	-	1,283	1,283
Balance, June 30, 2020	17,750	(14,389)	7,084	10,445

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2018	14,189
Balance, June 30, 2019	14,189
Balance, December 31, 2019	14,189
Balance, June 30, 2020	14,189

September 7, 2015 - $24,665 Revolving Convertible Note (Second Jelco Note)

As of June 30, 2020, $21,165 was outstanding under the Second Jelco Note.

The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	647	647
Balance, June 30, 2019	24,665	(21,165)	4,809	4,809
Amortization	-	-	866	866
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Amortization (Note 12)	-	-	1,133	1,133
Balance, June 30, 2020	24,665	(21,165)	6,808	6,808

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2018	21,165
Balance, June 30, 2019	21,165
Balance, December 31, 2019	21,165
Balance, June 30, 2020	21,165

The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note as the “Jelco Notes”.

The Company may, by giving five business days prior written notice to Jelco at any time, prepay the whole or any part of the Jelco Notes in cash or, subject to Jelco’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the Jelco Notes or any part thereof may be paid in common shares at a conversion price of $216 per share (adjusted to reflect the reverse stock split that took place on June 30, 2020 – Note 1). Jelco has also received customary registration rights with respect to any shares to be received upon conversion of the Jelco Notes.

b.	Loan Agreements:

Details of the Company’s loan agreements with related parties are discussed in Note 4 of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s 2019 annual report on Form 20-F filed with the SEC on March 05, 2020.

First Jelco Loan originally entered into on October 4, 2016

The Company obtained a two-month extension of the maturity of this facility which was due on June 30, 2020, with an outstanding balance as of June 30, 2020 of $5,900, gross of deferred financing costs of $NIL. Following the extension, the interest rate margin of the facility was increased by 1% per annum.

Second Jelco Loan originally entered into on May 24, 2017

As of June 30, 2020, an amount of $11,450, gross of deferred financing costs of $32, was outstanding under the Second Jelco Loan.

Fourth Jelco Loan originally entered into on March 26, 2019

As of June 30, 2020, an amount of $6,000, gross of deferred financing costs $7, was outstanding under the Fourth Jelco Loan.

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan as the “Jelco Loans”.

c.	Frontier Services Agreement:

On December 19, 2019, the Company entered into a services agreement with Frontier Tankers Corp., or Frontier, an entity associated with Jelco, which is engaged in the ownership of tanker vessels through wholly owned vessel-owning subsidiaries. Pursuant to the Frontier Services Agreement, the Company and Seanergy Management Corp., or Seanergy Management, the Company’s wholly owned subsidiary, assist Frontier and Frontier’s vessel-owning subsidiaries in their dealings with third parties and provide certain administration and management services. Each of Frontier’s vessel-owning subsidiaries pay Seanergy Management a quarterly fee of $0.90. The balance due from Frontier as of June 30, 2020 was $6 and is presented in the unaudited interim consolidated balance sheet. The income recognized from Frontier as of June 30, 2020 was $6 and is included in Management fees in the unaudited interim consolidated statement of loss.